                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21186

               ---------------------------------------------------

                        WILLIAMS CAPITAL MANAGEMENT TRUST

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                650 FIFTH AVENUE
                            NEW YORK, NEW YORK 10019

--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Trust Counsel):

Sidley Austin Brown & Wood LLP
Frank P. Bruno, Esq.
787 Seventh Avenue
New York, New York 10019

Registrant's telephone number, including area code: (212) 373-4240

Date of fiscal year end: October 31

Date of reporting period: October 31, 2004

ITEM 1:  SHAREHOLDER REPORT.

                                ---------------

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

                                ---------------

        A SERIES OF THE WILLIAMS CAPITAL MANAGEMENT TRUST (THE "TRUST")

                                OCTOBER 31, 2004

                                 ANNUAL REPORT

                              INSTITUTIONAL SHARES

              INVESTMENT ADVISER: WILLIAMS CAPITAL MANAGEMENT, LLC

TABLE OF CONTENTS

PRESIDENT'S LETTER....................................     4
SECTOR/INDUSTRY ALLOCATION............................     7
DISCLOSURE OF FUND EXPENSES...........................     8
PORTFOLIO OF INVESTMENTS..............................    10
STATEMENT OF ASSETS AND LIABILITIES...................    21
STATEMENT OF OPERATIONS...............................    22
STATEMENTS OF CHANGES IN NET ASSETS...................    23
FINANCIAL HIGHLIGHTS..................................    24
NOTES TO FINANCIAL STATEMENTS.........................    25
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM................................................    28
CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM................................................    29
QUARTERLY PORTFOLIO SCHEDULE..........................    30
PROXY VOTING PROCEDURES...............................    31
TRUSTEES AND OFFICERS INFORMATION.....................    32

-------------------------------------------------------------------------

  Investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. An investment in the Williams Capital Liquid Assets Fund (the "Fund") is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  Moody's Investor Services' money market fund ratings are opinions of the investment quality of shares in mutual funds, which principally invest in short-term fixed income obligations. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. Money market funds rated AAA are judged to be of an investment quality similar to AAA-rated fixed income obligations, that is, they are judged to be of the best quality.

  Standard & Poor's money market fund rating is a safety rating, expressing Standard & Poor's opinion of the ability of a fund to maintain principal value and to limit exposure to loss. Standard & Poor's AAAm rating is the highest assigned to money market mutual funds. The rating is based on Standard & Poor's analysis of the fund's credit quality, liquidity, management, investment guidelines, strategies, and internal controls. The 'm' denotes a money market fund and distinguishes the money market fund rating from a Standard & Poor's traditional debt rating.

  The Fund is distributed by ALPS Distributors, Inc.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PRESIDENT'S LETTER

Dear Shareholder:

  Thank you for your investment in the Williams Capital Liquid Assets Fund. We continue to maintain our primary investment objective of providing shareholders with a high level of current income consistent with the goals of capital preservation. We greatly appreciate the opportunity to work with you and invite you to call us with any questions at our toll-free number, 866-WCM-FUND.

  Enclosed please find the Annual Report of the Aaa/AAAm Williams Capital Liquid Assets Fund (the "Fund") for the fiscal year ended October 31, 2004. We are pleased to report that the Fund's assets grew by 134% during the Fund's fiscal year.

  The Fund's sector allocation for the period was marked by the following themes:

     - U.S. Government agencies often provided identical yields relative to credit alternatives. Strategic investment in callable agencies combined with bullet agencies enhanced portfolio yield while maintaining credit quality.

     - Asset-backed commercial paper often provided higher yields versus corporate commercial paper of comparable quality and liquidity characteristics.

     - Municipal securities often offered better yields in comparison to similarly-rated taxable money market instruments. In addition, municipal securities improved portfolio diversification.

     - Floating rate notes provided the Fund portfolio with excellent relative value versus fixed rate securities. Floating rate notes also provided a hedge against rising rates.

  Many domestic and international events during the fiscal year challenged the economic recovery which officially began in December 2001: 1) the war in Iraq;
2) threats of terrorist attacks; 3) higher oil prices; 4) higher interest rates;
5) election concerns; 6) a persistent budget deficit; and 7) a falling dollar. These factors also greatly contributed to market volatility. Since June, the Fed raised its short term interest rate target to 1.75% from 1% in three quarter percentage point moves. Further, the Fed is widely expected to raise rates another quarter percentage point at the November 10th FOMC meeting. Consistent job creation drove the Fed to begin the first phase of its tightening cycle. After a series of job losses in 2003, job growth in January

2004 was 159,000, followed by an increase of 83,000 in February. By the beginning of the second quarter, the first of a series of robust non-farm payroll growth releases gave the Fed evidence that the economy was on solid ground. Following the soft patch this summer through September, job growth surged in October with 337,000 new jobs reported. Coupled with the revised September data of 139,000 from 96,000, these numbers erased concerns about the recovery's sustainability.

  The first phase of the Fed tightening cycle was designed to remove the 75 basis points of easing in 2002 and 2003. The second phase is to move the Fed Funds rate to a "neutral" level. In the long run, a neutral Fed Funds rate is widely believed to be between 3%-5%. We believe that the Fed Funds rate will at least reach 3.00% in 2005 through measured rate increases barring a significant change in the economic data.

  The economy exemplified resilience throughout the Fund's fiscal year. The economy entered a robust growth period in mid-2003 that was interrupted this past spring, primarily by rising oil and energy prices. Modest growth ensued through the summer, highlighted by weak consumer spending. Preliminary third quarter GDP came in at 3.7%, versus 3.3% for second quarter GDP. This was below the market consensus of 4.3%.

  Business investment is mixed. Industrial and transportation equipment investment has been soft while investment in information processing equipment and software grew 17.5%. Most of the factors that drive business spending are positive. Product demand is growing and interest rates remain relatively low. Businesses, however, remain cautious in their spending plans. In the wake of slower global economic growth, we believe that corporate profits will continue to slow down as companies feel the impact of costlier energy and benefits. In addition, we believe that many businesses may face more constrained growth as investment opportunities that would provide an adequate return on capital are limited. Although profit growth was robust in the second quarter, the pace of improvement is slowing. After-tax profits were 18.5% above last year, versus 32.1% for the same period last year.

  The factors that have historically driven consumer spending are also generally positive. Real disposable personal income has risen 4% in the last year. Consumer debt continues to be high though delinquencies are receding. We believe that the impact of costlier energy on the consumer could become evident during the winter.

  Oil prices contribute to economic volatility. Fed Chairman Alan Greenspan estimates that oil prices were responsible for taking away three-fourths of a percentage point from growth the first three quarters of 2004. Oil averaged $35 per barrel in the first quarter, $38 in the second and $44 in the third quarter and for the month of October is hovering in the range of $50-$55 per barrel. Fed officials have generally seen higher oil prices as restraining growth rather than fueling inflation. Chairman Greenspan said that oil prices at $55 are having a "noticeable" effect on the economy. Conditions in the world are more conducive for creating higher prices now than in the past five to ten years. Markets are currently structured such that extreme volatility can easily occur, making economic forecasting more difficult.

  Next year presents challenges. The fundamentals underlying the U.S. economy are generally sound and point to a year of moderate expansion. Still, the risks to the economic expansion are significant. We expect the Federal Reserve to continue to raise the Fed Funds rate toward a level consistent with neutrality, at least 3.00%. The pace of tightening will be dependent on the economic and inflation data. The uncertainty of slower economic growth world-wide, a falling dollar, widening trade deficit, a relativity high level of oil prices and war will contribute to market volatility. The economic recovery may slow down as a result of any one of these variables depending on its pace and magnitude.

                                    Sincerely,

                                    -s- Dail St. Claire

                                    Dail St. Claire
                                    President & Co-Portfolio Manager

WILLIAMS CAPITAL LIQUID ASSETS FUND
SECTOR/INDUSTRY ALLOCATION
  OCTOBER 31, 2004
-------------------------------------------------------------------------
  The following chart represents the sector/industry allocation of the Williams Capital Liquid Assets Fund as of October 31, 2004. Percentages are based on total investments.

(PIE CHART)

                                                                                                    U.S.
                                                                ASSET-BACKED                     GOVERNMENT
                                                  MUNICIPAL      COMMERCIAL                        AGENCY         ALL OTHER
DIVERSIFIED FINANCIAL SERVICES  FINANCE-OTHER    SECURITIES         PAPER       FINANCE-BANKS    OBLIGATIONS      EXPOSURE
------------------------------  -------------    ----------     ------------    -------------    -----------      ---------
10.71                               14.26           0.73            34.02           19.53           10.25           4.76

                                   CASH &
                                 INVESTMENT
                                   COMPANY
DIVERSIFIED FINANCIAL SERVICES   SECURITIES
------------------------------   ----------
10.71                               5.74

WILLIAMS CAPITAL LIQUID ASSETS FUND
DISCLOSURE OF FUND EXPENSES
  OCTOBER 31, 2004
-------------------------------------------------------------------------
  As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
  The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES
  The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs

-------------------------------------------------------------------------

only, and will not help you determine the relative total costs of owning different funds.

                                  BEGINNING          ENDING          EXPENSES PAID
                                ACCOUNT VALUE    ACCOUNT VALUE     DURING THE PERIOD*
                                 MAY 1, 2004    OCTOBER 31, 2004   5/1/04 - 10/31/04
                                -------------   ----------------   ------------------
Institutional
  Class        Actual             $1,000.00        $1,006.30             $1.01
               Hypothetical
               (5% return
               before
               expenses)          $1,000.00        $1,024.13             $1.02

------------

* Expenses are equal to the Fund's annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  OCTOBER 31, 2004

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.0%
                Federal Farm Credit Bank:
  $ 1,250,000   1.750% due 11/04/2004++....  A-1+     P-1    $  1,248,802
    1,185,000   1.842% due 11/24/2004++....  A-1+     P-1       1,184,850
    3,000,000   2.000% due 09/06/2005......  A-1+     P-1       2,994,985
      500,000   3.875% due 02/01/2005......  A-1+     P-1         503,142
      250,000   5.720% due 04/13/2005......  A-1+     P-1         254,175
                Federal Home Loan Bank:
    1,500,000   1.125% due 03/30/2005......  A-1+     P-1       1,499,344
    3,000,000   1.260% due 04/08/2005......  A-1+     P-1       3,000,000
    2,000,000   1.300% due 02/23/2005......  A-1+     P-1       1,999,564
    1,500,000   1.300% due 04/13/2005......  A-1+     P-1       1,495,555
    4,000,000   1.400% due 04/01/2005......  A-1+     P-1       3,995,490
    3,500,000   1.750% due 08/15/2005......  A-1+     P-1       3,484,429
    1,000,000   1.780% due 05/27/2005......  A-1+     P-1         999,946
    2,000,000   1.840% due 12/21/2004++....  A-1+     P-1       1,999,846
    1,590,000   2.000% due 11/15/2004......  A-1+     P-1       1,590,492
    2,000,000   2.125% due 09/22/2005......  A-1+     P-1       1,998,366
      325,000   3.875% due 12/15/2004......  A-1+     P-1         326,070
    2,000,000   4.000% due 02/15/2005......  A-1+     P-1       2,016,100
      325,000   6.250% due 11/15/2004......  A-1+     P-1         325,633
      545,000   7.250% due 05/13/2005......  A-1+     P-1         560,015
                Federal Home Loan Mortgage
                Corporation:
    2,000,000   1.480% due 03/04/2005......  A-1+     P-1       2,000,000
    3,000,000   1.730% due 01/04/2005+.....  A-1+     P-1       2,990,773
    2,000,000   1.912% due 05/05/2005+.....  A-1+     P-1       1,980,349
    3,000,000   1.930% due 05/03/2005+.....  A-1+     P-1       2,970,568
      265,000   3.250% due 11/15/2004......  A-1+     P-1         265,215
    2,000,000   3.875% due 02/15/2005......  A-1+     P-1       2,015,021
    1,500,000   4.250% due 06/15/2005......  A-1+     P-1       1,520,685

See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
                Federal National Mortgage
                Association:
  $ 4,500,000   1.270% due 04/25/2005......  A-1+     P-1    $  4,498,365
    2,000,000   1.330% due 02/23/2005......  A-1+     P-1       2,000,000
    2,000,000   1.340% due 03/04/2005......  A-1+     P-1       2,000,000
    1,000,000   1.360% due 05/03/2005......  A-1+     P-1       1,000,000
    2,000,000   1.375% due 02/18/2005......  A-1+     P-1       2,000,000
    1,000,000   1.400% due 03/29/2005......  A-1+     P-1       1,000,000
    5,000,000   1.565% due 11/06/2004++....  A-1+     P-1       4,994,419
    1,000,000   1.610% due 05/13/2005......  A-1+     P-1       1,000,000
    1,000,000   1.650% due 02/08/2005......  A-1+     P-1       1,000,000
    1,750,000   1.650% due 05/16/2005......  A-1+     P-1       1,747,716
    2,220,000   1.743% due 01/12/2005+.....  A-1+     P-1       2,212,261
    1,000,000   1.800% due 05/27/2005......  A-1+     P-1       1,000,000
    5,000,000   1.807% due 11/01/2004++....  A-1+     P-1       4,999,493
   10,000,000   1.815% due 11/01/2004++....  A-1+     P-1       9,999,999
   45,000,000   1.825% due 11/01/2004++....  A-1+     P-1      44,997,004
    2,000,000   1.846% due 11/29/2004++....  A-1+     P-1       1,998,634
    1,000,000   1.850% due 06/03/2005......  A-1+     P-1       1,000,000
    2,000,000   1.920% due 01/07/2005++....  A-1+     P-1       1,999,785
    3,000,000   1.920% due 04/29/2005+.....  A-1+     P-1       2,971,360
    2,000,000   1.955% due 01/21/2005++....  A-1+     P-1       1,998,731
      205,000   5.750% due 06/15/2005......  A-1+     P-1         209,600
                                                             ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $139,846,782).......................................    139,846,782
                                                             ------------
MUNICIPAL SECURITIES -- 19.5%
  TAXABLE MUNICIPAL BONDS AND NOTES - 18.1%
    1,935,000   Baptist Health Systems of
                South Florida, Series A,
                (MBIA Insured), (Bank of
                America, expires
                09/27/2007, SPA)
                1.840% due 11/03/2004++....  A-1+   VMIG1       1,935,000
    2,500,000   California Statewide
                Communities Development
                Authority, Series C2
                3.00% due 06/30/2005.......  A-1+   VMIG1       2,509,367

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  OCTOBER 31, 2004 (CONTINUED)

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
MUNICIPAL SECURITIES (CONTINUED)
  TAXABLE MUNICIPAL BONDS AND NOTES (CONTINUED)
  $ 7,900,000   Catholic Health
                Initiatives, Series C,
                (Helaba International
                Finance PLC, expires
                11/03/2004, SPA)
                1.940% due 11/04/2004++....  AA     VMIG1    $  7,900,000
                Connecticut State Housing
                Finance Authority:
    4,385,000   Housing Mortgage Finance
                Program A-4, (AMBAC
                Insured), (FHLB, expires
                03/07/2006, SPA)
                1.870% due 11/04/2004++....  A-1+   VMIG1       4,385,000
      325,000   Housing Mortgage Finance
                Program F-1, (AMBAC
                Insured)
                1.870% due 11/04/2004++....  A-1+   VMIG1         325,000
    7,485,000   De Kalb County, Georgia
                Development Authority
                1.920% due 12/06/2004+.....  A-1+   VMIG1       7,485,000
    5,000,000   Florida Housing Finance
                Corporation Revenue:
                Affordable Housing, Series
                A, (MBIA Insured),
                (Westdeutsche Landesbank,
                expires 10/12/2005, SPA)
                1.840% due 11/04/2004++....  A-1+   VMIG1       5,000,000
    1,640,000   Fresno, California
                (MBIA Insured)
                4.460% due 06/01/2005......  AAA      Aaa       1,658,304
    3,100,000   Los Angeles, California,
                Department of Water &
                Power, Subseries B-4, (Bank
                of America N.A., expires
                02/08/2007, SPA)
                1.880% due 11/04/2004++....  A-1+   VMIG1       3,100,000
      500,000   Massachusetts State
                Government Loaned Bank,
                Series A
                6.850% due 02/01/2005......  AA-      Aa2         506,871

See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
MUNICIPAL SECURITIES (CONTINUED)
  TAXABLE MUNICIPAL BONDS AND NOTES (CONTINUED)
  $ 1,000,000   Michigan State University
                Revenue, Series C,
                (Landesbank
                Hessen-Thueringen, expires
                12/08/2004, SPA)
                1.840% due 11/03/2004++....  A-1+   VMIG1    $  1,000,000
    3,000,000   Michigan State
                1.400% due 12/01/2004......  A-1+   VMIG1       3,000,000
    1,250,000   New York State, GO, Series
                C, (Dexia Credit Local,
                expires 03/15/2005, LOC)
                1.400% due 08/04/2005......  A-1+   VMIG1       1,250,000
   11,000,000   New York, New York, GO,
                Subseries A-9, (FGIC
                Insured), (FGIC-SPI,
                expires 11/01/2006, SPA)
                1.840% due 11/03/2004++....  A-1+   VMIG1      11,000,000
    2,080,000   North Carolina Housing
                Finance Agency,
                Multi-Family, Series D,
                (Wachovia Bank N.A.,
                expires 11/04/2006, SPA)
                1.840% due 11/03/2004++....  A-1    VMIG1       2,080,000
    1,070,000   Oklahoma City, Oklahoma,
                Airport Trust
                6.500% due 01/01/2005......  AA       Aa1       1,078,367
    1,000,000   Philadelphia, Pennsylvania
                Redevelopment Authority
                Revenue, Series B, (FGIC
                Insured)
                4.600% due 04/15/2005......  AAA      Aaa       1,010,439
    1,330,000   Port Seattle, Washington
                Revenue (FGIC Insured)
                3.000% due 06/01/2005......  AAA      Aaa       1,335,674

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  OCTOBER 31, 2004 (CONTINUED)

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
MUNICIPAL SECURITIES (CONTINUED)
  TAXABLE MUNICIPAL BONDS AND NOTES (CONTINUED)
  $ 3,880,000   San Diego, California,
                Metropolitan Transit
                Development Board ( MBIA
                Insured), (Dexia Credit
                Local, expires 10/28/2011,
                LOC)
                1.870% due 11/01/2005++....  NR     VMIG1    $  3,880,000
                Texas State:
    2,000,000   Veterans Housing Fund I, GO
                (Dexia Credit Local,
                expires 11/18/2004, SPA)
                1.860% due 11/03/2004++....  A-1+   VMIG1       2,000,000
    3,700,000   Veterans Housing A-2, GO
                (Depfa Bank PLC, expires
                08/01/2007, SPA)
                1.880% due 11/03/2004++....  A-1+   VMIG1       3,700,000
    3,400,000   Series B, GO (Depfa Bank
                PLC, expires 08/01/2007,
                SPA)
                1.860% due 11/03/2004++....  A-1+   VMIG1       3,400,000
      700,000   Veterans Housing
                Assistance, Series A-2,
                (Depfa Bank PLC, expires
                08/01/2007, Liquidation
                Facility)
                1.860% due 11/03/2004++....  A-1+   VMIG1         700,000
    1,800,000   Texas State Department
                Housing & Community
                Affairs, Single Family
                Revenue, Junior Lien,
                Mortgage, Series A, (FSA
                Insured), (Depfa Bank PLC,
                expires 04/27/2005, SPA)
                1.840% due 11/03/2004++....  A-1+   VMIG1       1,800,000
                Virginia State Resource
                Authority Infrastructure
                Revenue:
      250,000   Senior Series, Virginia
                Pooled Financing
                1.410% due 11/01/2004......  AAA      Aaa         250,000

See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
MUNICIPAL SECURITIES (CONTINUED)
  TAXABLE MUNICIPAL BONDS AND NOTES (CONTINUED)
  $   105,000   Subseries, Virginia Pooled
                Financing
                1.560% due 11/01/2004......  AA       Aa2    $    105,000
    1,000,000   Washington State, Series T
                2.250% due 07/01/2005......  AA       Aa1         999,664
    1,295,000   Wisconsin Housing &
                Economic Development
                Authority Home Ownership
                Revenue, Series B,
                (Westdeutsche Landesbank
                AG, expires 04/29/2011,
                SPA)
                1.880% due 11/03/2004++....  A-1+   VMIG1       1,295,000
                                                             ------------
                                                               74,688,686
                                                             ------------
  TAXABLE MUNICIPAL COMMERCIAL PAPER -- 1.4%
    3,600,000   Lower Colorado River
                Authority, Series B
                1.920% due 11/10/2004......  A-1      P-1       3,600,000
    2,000,000   Lower Colorado River
                Authority, Series C:
                1.850% due 11/09/2004......  A-1      P-1       2,000,000
                                                             ------------
                                                                5,600,000
                                                             ------------
TOTAL MUNICIPAL SECURITIES
(Cost $80,288,686)........................................     80,288,686
                                                             ------------

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  OCTOBER 31, 2004 (CONTINUED)

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 14.8%
  DIVERSIFIED FINANCIAL SERVICES - 4.1%
  $ 5,000,000   American Express Credit
                Corporation
                1.950% due 11/26/2004++....  A+       Aa3    $  5,002,877
                Merrill Lynch & Co., Inc.:
    3,000,000   1.660% due 11/17/2004++....  A+       Aa3       3,000,000
    3,000,000   2.070% due 01/31/2005++....  A+       Aa3       3,000,000
    2,000,000   6.000% due 11/15/2004......  A+       Aa3       2,003,074
    4,000,000   Morgan Stanley Group, Inc.
                1.990% due 11/15/2004++....  A+       Aa3       4,004,663
                                                             ------------
                                                               17,010,614
                                                             ------------
  FINANCE-BANKS - 7.5%
   15,000,000   Bank of America
                Corporation:
                1.955% due 12/31/2004......  A-1      P-1      15,000,000
    3,000,000   Bank One Corporation
                7.625% due 08/01/2005......  A+       Aa3       3,119,710
    3,000,000   Citigroup, Inc.
                1.780% due 11/19/2004++....  AA-      Aa1       3,001,822
    3,000,000   Credit Suisse First Boston
                2.508% due 01/14/2005++....  A+       Aa3       3,002,917
    2,000,000   Dexia Bank New York
                1.770% due 11/02/2004++....  AA       Aa2       1,999,494
    2,340,000   Societe Generale New York
                1.777% due 11/08/2004++....  AA-      Aa3       2,339,812
    1,000,000   Societe Generale, New York
                1.875% due 11/24/2004++....  AA-      Aa3         999,969
      100,000   Svenska Handelsbanken, Inc.
                1.812% due 11/15/2004++....  A-1      P-1          99,951
    1,000,000   Wells Fargo & Company
                7.250% due 08/24/2005......  AA-      Aa1       1,037,858
                                                             ------------
                                                               30,601,533
                                                             ------------
  FINANCE-OTHER - 0.7%
    3,000,000   Nationwide Building
                Society:
                1.960% due 12/28/2004++....  A+       Aa3       2,999,952
                                                             ------------

See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
  INDUSTRIAL - 0.8%
  $ 3,200,000   Emerson Electric Company
                6.300% due 11/01/2005......  A         A2    $  3,320,725
                                                             ------------
  MEDIA - 0.5%
    2,000,000   Gannet Company, Inc.
                4.950% due 04/01/2005......  A         A2       2,023,813
                                                             ------------
  PHARMACEUTICAL - 1.2%
    5,000,000   Pfizer Inc.
                1.800% due 11/08/2004++....  AAA      Aaa       5,000,000
                                                             ------------
TOTAL CORPORATE BONDS AND NOTES
(Cost $60,956,637)........................................     60,956,637
                                                             ------------
DEPOSIT NOTES -- 1.2%
(Cost $4,999,603)
    5,000,000   Barclays Bank PLC
                1.862% due 11/24/2004++....  AA       Aa1       4,999,603
                                                             ------------
MASTER NOTES AND PROMISSORY NOTES -- 6.6%
   15,000,000   Bear Stearns Company, Inc.
                1.945% due 11/01/2004++....  A-1      P-1      15,000,000
                Goldman Sachs Group, Inc.:
    7,000,000   1.975% due
                11/01/2004++,*.............  A-1      P-1       7,000,000
    5,000,000   2.005% due
                11/01/2004++,*.............  A-1      P-1       5,000,000
                                                             ------------
TOTAL MASTER NOTES AND PROMISSORY NOTES
(Cost $27,000,000)........................................     27,000,000
                                                             ------------
ASSET-BACKED COMMERCIAL PAPER -- 4.7%
  NON-U.S. - 1.2%
    5,000,000   Thames Asset Global
                Securities Years 1&2:
                1.900% due
                11/22/2004+,+++............  A-1      P-1       4,994,458
                                                             ------------

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  OCTOBER 31, 2004 (CONTINUED)

-------------------------------------------------------------------------
                                                RATING
                                              (UNAUDITED)
  PRINCIPAL                                  -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
  REGULAR - 3.5%
                Arth Capital Corporation
  $ 1,940,000   1.800% due
                11/10/2004+,+++............  A-1+     P-1    $  1,939,127
    5,000,000   1.840% due
                11/19/2004+,+++............  A-1+     P-1       4,995,400
      641,000   2.002% due
                11/29/2004+,+++............  A-1+     P-1         640,053
    3,000,000   Govco, Inc.
                1.640% due
                11/15/2004+,+++............  A-1+     P-1       2,998,087
    4,000,000   Surrey Funding Corporation,
                Years 1 & 2
                1.780% due 11/01/2004+,
                +++........................  A-1+     P-1       4,000,000
                                                             ------------
                                                               14,572,667
                                                             ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $19,567,125)........................................     19,567,125
                                                             ------------
OTHER COMMERCIAL PAPER -- 12.2%
  AUTO - 3.4%
   13,800,000   BMW US Capital Corporation
                1.830% due
                11/01/2004+,+++............  A-1      P-1      13,800,000
                                                             ------------
  COMMODITY - 4.4%
   18,000,000   Koch Industries LLC
                1.830% due
                11/01/2004+,+++............  A-1+     P-1      18,000,000
                                                             ------------
  FINANCE-BANKS - 4.4%
   18,000,000   UBS Finance, Inc.
                1.840% due 11/01/2004+.....  A-1+     P-1      18,000,000
                                                             ------------
TOTAL OTHER COMMERCIAL PAPER
(Cost $49,800,000)........................................     49,800,000
                                                             ------------
TIME DEPOSITS -- 1.2%
(Cost $5,000,000)
    5,000,000   State Street Corporation
                1.700% due 11/01/2004......  A-1+     P-1       5,000,000
                                                             ------------

See Notes to Financial Statements.

-------------------------------------------------------------------------
   SHARES                                                       VALUE
-------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES -- 5.7%
    1,000,000   BlackRock Liquidity                          $  1,000,000
                TempFund...................
   11,500,000   Morgan Stanley                                 11,500,000
                Institutional Prime
                Liquidity Fund.............
   11,065,000   Reserve Primary Fund.......                    11,065,000
       16,307   State Street Global                                16,306
                Advisors Money Market
                Fund.......................
                                                             ------------
TOTAL INVESTMENT COMPANY SECURITIES
(Cost $23,581,306)...............................              23,581,306
                                                             ------------
TOTAL INVESTMENTS (COST $411,040,139)............    99.9%    411,040,139
OTHER ASSETS AND LIABILITIES (NET)...............     0.1         494,823
                                                   -------   ------------
NET ASSETS.......................................   100.0%   $411,534,962
                                                   =======   ============

------------
  + Rate represents annualized yield at date of purchase.
 ++ Variable rate security. The interest rate shown reflects the rate currently in effect. The maturity date shown represents the next date on which the rate of interest is adjusted.
+++ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers.
  * Illiquid security.

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  OCTOBER 31, 2004 (CONTINUED)

-------------------------------------------------------------------------
ABBREVIATIONS:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FGIC-SPI -- Federal Guaranty Insurance Corporation-Securities Purchase Inc. FHLB -- Federal Home Loan Bank
FSA -- Financial Security Assurance
GO -- General Obligation Bond
LOC -- Instrument supported by bank letter of credit
MBIA -- Municipal Bond Investors Assurance
NR -- Not Rated
SPA -- Standby Purchase Agreement

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
STATEMENT OF ASSETS AND LIABILITIES
  OCTOBER 31, 2004

------------------------------------------------------------
ASSETS:
Investments, at value (See accompanying
  schedule)..................................   $411,040,139
Interest receivable..........................        882,088
Dividends receivable.........................         37,281
Receivable from Investment Adviser...........         41,533
Prepaid expenses and other assets............         10,750
                                                ------------
  Total Assets...............................    412,011,791
                                                ------------
LIABILITIES:
Dividends payable............................        323,898
Professional fees payable....................         65,067
Investment advisory fees payable.............         38,650
Administration fees payable..................         14,249
Custody fees payable.........................         13,573
Trustees' fees and expenses payable..........         12,500
Transfer agency fees payable.................          1,274
Accrued expenses and other payables..........          7,618
                                                ------------
  Total Liabilities..........................        476,829
                                                ------------
NET ASSETS...................................   $411,534,962
                                                ============
Investments, at amortized cost...............   $411,040,139
                                                ============
NET ASSETS CONSIST OF:
Paid-in capital..............................   $411,534,962
                                                ============
Net asset value, offering price and
  redemption price per share
  ($411,534,962/411,534,962 shares
  outstanding; unlimited shares authorized,
  no par value.).............................   $       1.00
                                                ============

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
STATEMENT OF OPERATIONS
  FOR THE YEAR ENDED OCTOBER 31, 2004

------------------------------------------------------------
INVESTMENT INCOME:
Interest.......................................   $3,376,743
Dividends......................................      191,957
                                                  ----------
  Total Investment Income......................    3,568,700
                                                  ----------
EXPENSES:
Investment advisory fees.......................      319,947
Administration fees............................      125,002
Custody fees...................................       81,877
Insurance fees.................................       55,810
Audit fees.....................................       51,750
Trustees' fees and expenses....................       48,000
Legal fees.....................................       41,302
Registration and filing fees...................       26,556
Transfer agency fees...........................        9,809
Other..........................................       74,440
                                                  ----------
  Total Expenses...............................      834,493
Fees waived and expenses reimbursed by
  Investment Adviser...........................     (301,338)
                                                  ----------
Net Expenses...................................      533,155
                                                  ----------
NET INVESTMENT INCOME..........................    3,035,545
                                                  ----------
NET REALIZED GAIN ON INVESTMENTS:
Realized gain on investments...................        1,815
                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................   $3,037,360
                                                  ==========

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------
                                   YEAR ENDED    PERIOD ENDED
                                  OCTOBER 31,    OCTOBER 31,
                                      2004         2003(A)
                                  ------------   ------------
Net investment income..........   $  3,035,545   $  1,150,575
Net realized gain on
  investments..................          1,815          1,096
                                  ------------   ------------
Net increase in net assets
  resulting from operations....      3,037,360      1,151,671
Dividends to shareholders from
  net investment income........     (3,035,376)    (1,150,744)
Distributions to shareholders
  from net realized gains......         (1,815)        (1,096)
Net increase in net assets from
  Fund share transactions......    235,575,091    175,859,871
                                  ------------   ------------
Net increase in net assets.....    235,575,260    175,859,702
NET ASSETS:
Beginning of period............    175,959,702        100,000
                                  ------------   ------------
End of period..................   $411,534,962   $175,959,702
                                  ============   ============
Distributions in excess of net
  investment income............   $         --   $       (169)
                                  ============   ============
CAPITAL STOCK ACTIVITY(B):
Net proceeds from sale of
  shares.......................   $300,000,000   $200,600,000
Net asset value of shares
  issued for reinvestment of
  dividends....................        982,706        365,918
Cost of shares reacquired......    (65,407,615)   (25,106,047)
                                  ------------   ------------
Net increase in net assets from
  Fund share transactions......   $235,575,091   $175,859,871
                                  ============   ============

------------
(a) The Williams Capital Liquid Assets Fund commenced operations on January 15, 2003.
(b) Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------

                                      YEAR ENDED   PERIOD ENDED
                                      10/31/2004   10/31/03(A)
                                      ----------   ------------
Net asset value, beginning of
  period...........................    $   1.00      $   1.00
                                       --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............       0.011         0.008
Net realized gain on investments...       0.000(c)      0.000(c)
                                       --------      --------
Total from investment operations...       0.011         0.008
                                       --------      --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................      (0.011)       (0.008)
Distributions from net realized
  gains............................      (0.000)(c)     (0.000)(c)
                                       --------      --------
Total distributions................      (0.011)       (0.008)
                                       --------      --------
Net asset value, end of period.....    $   1.00      $   1.00
                                       ========      ========
TOTAL RETURN(B)....................        1.09%         0.81%
                                       ========      ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................    $411,535      $175,960
Ratio of operating expenses to
  average net assets...............        0.20%         0.20%(d)
Ratio of net investment income to
  average net assets...............        1.14%         1.01%(d)
Ratio of operating expenses to
  average net assets without
  expense waivers and
  reimbursements...................        0.31%         0.46%(d)

------------
(a) The Williams Capital Liquid Assets Fund-Institutional Shares commenced operations on January 15, 2003.
(b) Total return represents aggregate total return for the period indicated and is not annualized.
(c) Amount represents less than $0.001 per share.
(d) Annualized.

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
  OCTOBER 31, 2004
-------------------------------------------------------------------------

1. ORGANIZATION
  The Williams Capital Management Trust (the "Trust") was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Williams Capital Liquid Assets Fund (the "Fund"), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. Service Shares have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES
  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION:
  Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are accrued on the ex-dividend date.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
  OCTOBER 31, 2004 (CONTINUED)
-------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:
  The Fund's policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

INDEMNIFICATIONS:
  Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

3. INVESTMENT ADVISER AND OTHER RELATED PARTY TRANSACTIONS
  The Trust has entered into an investment advisory agreement with Williams Capital Management, LLC (the "Adviser"). Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

  The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the year ended October 31, 2004, the Adviser waived fees and reimbursed expenses of $264,644 and $36,694, respectively.

  Each Trustee of the Fund, who is not considered to be an "interested person" as that term is defined in the 1940 Act (an "Independent Trustee"),

-------------------------------------------------------------------------

is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an "interested person" as that term is defined in the 1940 Act receives no remuneration for his or her services as a Trustee.

  Organization expenses incurred in connection with the organization, initial registration and offering of the Trust were borne by the Adviser.

4. PRINCIPAL SHAREHOLDERS
  As of October 31, 2004, there were two shareholders who owned greater than 10% of the Fund's outstanding shares, representing 30.4% of the Fund.

5. NET GAINS REALIZED ON THE DISPOSAL OF INVESTMENTS IN VIOLATION OF
   RESTRICTIONS
  Included in the Statement of Operations under the caption "Net realized gain on investments" is a realized gain of $4 on an investment not meeting the investment guidelines of the Fund.

6. INCOME TAX INFORMATION
  On October 31, 2004, aggregate cost for federal income tax purposes was $411,040,139.

  The tax character of distributions paid to shareholders during the year ended October 31, 2004 and the period ended October 31, 2003 was as follows:

                                            LONG-TERM
                        ORDINARY INCOME   CAPITAL GAINS     TOTAL
                        ---------------   -------------   ----------
October 31, 2004.....     $3,037,176           $15        $3,037,191
October 31, 2003.....      1,151,840            --         1,151,840

  As of October 31, 2004, the Fund had no undistributed earnings and no differences between book earnings and tax earnings.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WILLIAMS CAPITAL LIQUID ASSETS FUND:

  In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Williams Capital Liquid Assets Fund (the "Fund") at October 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period January 15, 2003 (commencement of operations) through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 15, 2004

WILLIAMS CAPITAL LIQUID ASSETS FUND
CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  (UNAUDITED)
-------------------------------------------------------------------------

  On December 20, 2004, Tait, Weller & Baker ("Tait Weller") was selected as the Trust's independent registered public accounting firm for the 2005 fiscal year. The selection of Tait Weller was recommended by the Trust's Audit Committee, comprised of all non-interested Trustees, and was approved by the Trust's Board of Trustees.

  The predecessor independent registered public accounting firm's reports on the Trust's financial statements for the fiscal year ended October 31, 2004 and for the period ended October 31, 2003 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such periods, and through the date of the engagement of Tait Weller, there were no disagreements between the Trust and the predecessor independent registered public accounting firm on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such period.

WILLIAMS CAPITAL LIQUID ASSETS FUND
QUARTERLY PORTFOLIO SCHEDULE
  (UNAUDITED)
-------------------------------------------------------------------------

  The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund's Forms N-Q will be available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PROXY VOTING PROCEDURES
  (UNAUDITED)
-------------------------------------------------------------------------

  The Fund has adopted proxy voting procedures pursuant to which the Fund delegates the responsibility for voting proxies relating to portfolio securities held by the Fund to the Adviser as part of the Adviser's general agreement with the Fund, subject to the Board's continuing oversight. A copy of the Fund's proxy voting procedures is available without charge, upon request, by calling 1-866-WCM-FUND and on the SEC's website at www.sec.gov.

  Shareholders may receive information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, 2004, (i) by calling 1-866-WCM-FUND or (ii) on the SEC's website at www.sec.gov.

WILLIAMS CAPITAL LIQUID ASSETS FUND
TRUSTEES AND OFFICERS INFORMATION
  OCTOBER 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------
  The following table provides biographical information with respect to each Trustee and Officer of the Trust.
  The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request, by calling 1-866-WCM-FUND.

                                      TERM OF                              NUMBER OF
                        POSITION(S)  OFFICE AND                          FUNDS IN FUND
                           HELD      LENGTH OF                              COMPLEX           OTHER
                           WITH         TIME      PRINCIPAL OCCUPATION    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS, AND AGE     FUND        SERVED    DURING PAST FIVE YEARS     TRUSTEE      HELD BY TRUSTEE
----------------------  -----------  ----------  ----------------------  -------------   ---------------
INDEPENDENT TRUSTEES:
Brian J. Heidtke        Trustee      Term:       President of The              1         None
585 Sparrowbush Road                 Indefinite  Heidtke Foundation
Wyckoff, New Jersey                              (philanthropy) (1998
07481                                Elected:    to present); Vice
Age 64                               December    President, Finance and
                                     2002        Corporate Treasurer,
                                                 Colgate Palmolive
                                                 Company (consumer
                                                 products) (1986 to
                                                 2000).
Desmond G. FitzGerald   Trustee      Term:       Chairman, North               1         Chairman, U.S.
25 Carrington Drive                  Indefinite  American Properties                     Guaranteed
Greenwich, CT 06831                              Group (real estate),                    Finance Corp.;
Age 61                               Elected:    (1987 to present).                      Advisory
                                     December                                            Director, Bank
                                     2002                                                of New York;
                                                                                         Director,
                                                                                         Hilliard Farber
                                                                                         & Co., Inc.;
                                                                                         and Director,
                                                                                         Holland Series
                                                                                         Fund, Inc.

-------------------------------------------------------------------------

                                      TERM OF                              NUMBER OF
                        POSITION(S)  OFFICE AND                          FUNDS IN FUND
                           HELD      LENGTH OF                              COMPLEX           OTHER
                           WITH         TIME      PRINCIPAL OCCUPATION    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS, AND AGE     FUND        SERVED    DURING PAST FIVE YEARS     TRUSTEE      HELD BY TRUSTEE
----------------------  -----------  ----------  ----------------------  -------------   ---------------
John E. Hull            Trustee      Term:       Financial Vice                1         None
165 East 74th Street                 Indefinite  President and Chief
New York, NY 10021                               Investment Officer,
Age 57                               Elected:    Andrew W. Mellon
                                     December    Foundation (non-
                                     2002        profit foundation)
                                                 (2002 to present);
                                                 Deputy Comptroller,
                                                 Office of State
                                                 Comptroller State of
                                                 New York (1973 to
                                                 2002).
Marc P. Weill           Trustee      Term:       Founder, WST Partners         1         Director,
c/o Williams Capital                 Indefinite  LLC (investment                         Acartha Group
Management LLC                                   management) (2001 to
650 Fifth Avenue                     Elected:    present); Chief
11th Floor                           June 2003   Executive Officer,
New York, NY 10019                               Citigroup Investments,
Age 49                                           Inc. (financial
                                                 services) (1992-2000);
                                                 and Chairman,
                                                 Travelers Asset
                                                 Management
                                                 International Company,
                                                 LLC, (financial
                                                 services) (1991-1998).

WILLIAMS CAPITAL LIQUID ASSETS FUND
TRUSTEES AND OFFICERS INFORMATION
  OCTOBER 31, 2004 (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------

                                      TERM OF                              NUMBER OF
                        POSITION(S)  OFFICE AND                          FUNDS IN FUND
                           HELD      LENGTH OF                              COMPLEX           OTHER
                           WITH         TIME      PRINCIPAL OCCUPATION    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS, AND AGE     FUND        SERVED    DURING PAST FIVE YEARS     TRUSTEE      HELD BY TRUSTEE
----------------------  -----------  ----------  ----------------------  -------------   ---------------
INTERESTED TRUSTEES:
Christopher J.          Trustee,     Term:       Chairman and Chief            1         Director,
Williams                Chairman of  Indefinite  Executive Officer of                    Harrahs
Williams Capital        the Board                Williams Capital                        Entertainment,
Management, LLC         of           Elected:    Management, LLC (2002                   Inc.; Director,
650 Fifth Avenue        Trustees,    December    to present); Chairman                   Walmart
11th Floor              and          2002        and Chief Executive
New York, NY 10019      Chairman                 Officer of The
Age 48                  and                      Williams Capital
                        Treasurer                Group, L.P. (one of
                        of the Fund              the largest
                                                 minority-owned
                                                 investment banks in
                                                 the U.S.) (1994 to
                                                 present); and former
                                                 Senior Vice President,
                                                 Lehman Brothers, Inc.
                                                 (from 1984 to 1992).
Dail St. Claire         Trustee,     Term:       Managing Director of          1         None
Williams Capital        President    Indefinite  Williams Capital
Management LLC          and                      Management, LLC (2002
650 Fifth Avenue        Secretary    Elected:    to present); First
11th Floor              of the Fund  December    Vice President of
New York, NY 10019                   2002        Amalgamated Bank (2000
Age 45                                           to 2001); Principal
                                                 and Portfolio Manager
                                                 for Utendahl Capital
                                                 Management, L.P. (1993
                                                 to 2000); and Senior
                                                 Investment Officer for
                                                 the New York City
                                                 Comptroller's Office
                                                 (1989 to 1993).

INVESTMENT ADVISER
Williams Capital Management, LLC
650 Fifth Avenue, 11th floor
New York, NY 10019

FUND ADMINISTRATOR,
CUSTODIAN, FUND ACCOUNTING
AGENT AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

TRUST LEGAL COUNSEL
Sidley Austin Brown & Wood LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

ITEM 2.  CODE OF ETHICS.

(a) Williams Capital Management Trust (the "Trust") has adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the "Code of Conduct").

(c) There have been no amendments to the Trust's Sarbanes-Oxley Code of Ethics from May 1, 2004 through October 31, 2004 (the "Reporting Period").

(d) There have been no waivers granted by the Trust to individuals covered by the Code of Conduct during the Reporting Period.

(f)      A copy of the Code of Conduct is filed as Exhibit 12(a)(1) to this Form
N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Board of Trustees of the Trust has determined that the Trust has at least one Board member serving on the Trust's Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

(2) Brian J. Heidtke is the Trust's audit committee financial expert. The Board has determined that Mr. Heidtke is not an "interested person" of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

         For the fiscal years ending October 31, 2004 and October 31, 2003, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP ("PwC"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services provided by PwC in connection with the Trust's statutory and regulatory filings were $53,000 and $48,500, respectively.

(b)      Audit-Related Fees

         For the fiscal years ending October 31, 2004 and October 31, 2003, the aggregate billed fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust's financial statements that are not reported under (a) of this Item were $0 and $0, respectively. The nature of such services were the: (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of the Trust's operational series; (2) auditing and reporting on the financial statements to be included in the amendment to the Trust's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a report on internal control for inclusion in the Trust's Form N-SAR.

(c)      Tax Fees

         For the fiscal years ending October 31, 2004 and October 31, 2003, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were $7,500 and $0, respectively. Services included the review of income and excise tax returns for the Trust.

(d)      All Other Fees

         For the fiscal years ending October 31, 2004 and October 31, 2003, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC, other than the services reported in (a) through (c) of this Item were $0 and $0, respectively.

(e)(1)   Audit Committee Pre-Approval Policies and Procedures

         The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

         Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

            1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

                       or

            2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

         De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

         Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

              - Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2)   Percentages of Services

         One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the Trust's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable.

(g)      Total Fees Paid By Adviser and Certain Affiliates

         For the fiscal years ending October 31, 2004 and October 31, 2003, the aggregate non-audit fees billed by PwC for services rendered to the Trust and Williams Capital Management, LLC (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $0 and $0, respectively.

(h)      Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of investments is included under Item 1. in the Trust's Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the Reporting Period covered by this Form N-CSR filing.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Dail St. Claire, the Trust's President, and Christopher J. Williams, the Trust's Treasurer, reviewed the Trust's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on their review, Ms. St. Claire and Mr. Williams determined that the Procedures adequately ensure that information required to be disclosed by the Trust in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Trust's second fiscal half-year, there were no significant changes in the Trust's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) The Trust's Code of Conduct for Principal Executive and Senior Financial Officers.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act"), is attached hereto.

(b) The certification required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAMS CAPITAL MANAGEMENT TRUST

By:   /s/ Dail St. Claire
      -------------------------------
      Dail St. Claire
      President of the Williams Capital Management Trust

By:   /s/ Christopher J. Williams
      -------------------------------
      Christopher J. Williams
      Treasurer of the Williams Capital Management Trust

Date: December 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Dail St. Claire
      -------------------------------
      Dail St. Claire
      President of the Williams Capital Management Trust

By:   /s/ Christopher J. Williams
      -------------------------------
      Christopher J. Williams
      Treasurer of the Williams Capital Management Trust

Date: December 27, 2004